Annual Total Returns - Freedom 2020 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2020 Portfolio - VIP Freedom 2020 Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.03%)
Annual Return 2012	13.38%
Annual Return 2013	16.01%
Annual Return 2014	4.82%
Annual Return 2015	(0.27%)
Annual Return 2016	6.12%
Annual Return 2017	16.62%
Annual Return 2018	(5.86%)
Annual Return 2019	20.13%
Annual Return 2020	15.06%